Costs of services and general and administrative costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Operating Cost [line items]
Credits relating to the release of excess provisions and other balances	£ 29.3	£ 19.3	£ 46.3
Goodwill impairment	37.9	1.8	2,822.9
Amortisation and impairment of acquired intangible assets	62.1	97.8	89.1
Intangible asset impairment	29.0	0.0	0.0
Investment and other impairment charges/(reversals)	48.0	(42.4)	296.2
Restructuring and transformation costs	203.7	145.5	80.7
Restructuring and transformation costs, IT Transformation Program	134.5	94.2
Restructuring and transformation costs in relation to the continuing restructuring plan	69.2	51.3
Restructuring costs in relation to COVID-19	15.1	29.9	232.5
Property related costs	18.0	0.0	0.0
Losses on disposals of investments	(36.3)	(10.6)	7.8
Losses on disposals of investments	36.3	10.6
Gains on disposal of investments and subsidiaries			7.8
Impairment charges within restructuring costs	43.3	39.2	196.7
Impairment loss, right of use assets	33.5	19.3	117.0
Impairment charges included within restructuring costs	9.8	9.8	79.7
Impairment loss recognised other intangibles	0.0	10.1	0.0
Imagina
Disclosure Of Information About Operating Cost [line items]
Investment and other impairment charges/(reversals)			(255.6)
Gains on disposal of investments and subsidiaries	66.5	0.0	0.6
XMKT
Disclosure Of Information About Operating Cost [line items]
Losses on disposals of investments		4.9
Russian Interest
Disclosure Of Information About Operating Cost [line items]
Losses on disposals of investments	63.1
Res Publica
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries	17.7
Mutual Mobile
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries	9.4
Brand Names No Longer In Use
Disclosure Of Information About Operating Cost [line items]
Intangible asset impairment	1.4	47.9	21.6
Brand names
Disclosure Of Information About Operating Cost [line items]
Intangible asset impairment	1.4	47.9
ERP System
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs	(96.8)	(62.2)	0.0
Covid-19 Pandemic
Disclosure Of Information About Operating Cost [line items]
Restructuring costs in relation to COVID-19	15.1	29.9	232.5
Proceeds from government grant	8.2	5.3	77.1
Impairment charges within restructuring costs	7.1	17.6	147.6
Transformation Costs
Disclosure Of Information About Operating Cost [line items]
Impairment charges within restructuring costs	36.2	21.6	49.1
Other business
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment	£ 37.9	£ 1.8	£ 2,822.9